Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31,
	2014	2013
Smart Energy Today	13.3%	13.5%
WDC Solar, Inc.	12.0%	14.7%
JCF Wholesale	8.7%	10.6%
Lowe’s	5.9%	6.9%
Sustainable Environmental Enterprises	1.3%	52.8%

Customer Concentration Risk [Member] | Accounts Receivable [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	December 31,
	2014	2013
WDC Solar, Inc.	40.1%	—
Lowe’s	16.8%	—
Sustainable Environmental Enterprises	—%	86.7%
Smart Energy Today	6.5%	—

Sales Revenue, Goods, Net [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Three Months Ended March 31,
	2015	2014
Smart Energy Today	34.9%	—
Helco Electric	12.7%	22.9%
Verengo Solar	13.9%	—
Sustainable Environmental Enterprises	—	11.7%
Shoreline Electric	—	31.9%

Accounts Receivable [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	March 31, 2015	December 31, 2014
WDC Solar, Inc.	62.4%	40.1%
Lowe’s Retail	11.6%	16.8%
Greg Teegarden	11.4%	—
Smart Energy	—	6.5%